Summary of significant accounting policies - Summary of Scope of Consolidation (Parenthetical) (Detail) € in Thousands, $ in Thousands							1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Sep. 28, 2021 EUR (€)	Sep. 02, 2021 EUR (€)	Jul. 28, 2021 EUR (€)	Jul. 14, 2021 EUR (€)	Jun. 04, 2021	Jan. 14, 2021	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Oct. 31, 2021	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Accounting Policies [Line Items]
Payment to acquire interests in subsidiaries										€ 0	€ 3,024	€ 4,224	€ 2,245	€ 9,336
Scope of consolidation
Scope of consolidation
The following changes in the scope of consolidation of the Group occurred during the six months ended June 30, 2022:
On March 10, 2022, Thom Browne Eyewear SA, a limited liability company based in Switzerland and fully owned by Thom Browne Trading SA, was incorporated, primarily to manage the design, production, and sale of eyewear, jewelry and similar products.
During the six months ended June 30, 2022, the Group acquired an additional 13.9% interest through a capital increase in Ermenegildo Zegna Vietnam LLC of €2,232 thousand, following which the Group owns 90.5% (76.6% at December 31, 2021).

Scope of consolidation
Ermenegildo Zegna N.V. is the parent company of the Zegna Group and it holds, directly or indirectly, interests in the Zegna Group’s subsidiaries. The following table presents the Zegna Group’s scope of consolidation at December 31, 2021 and 2020:

		Share capital (functional currency)		% Group
				At December 31,
Company	Registered office		Held directly by	2021	2020
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	5,938,873
Italian subsidiaries
In.co. S.p.A.	Biella	4,050,000	Ermenegildo Zegna N.V.	100	100
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100	90
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100	100
EZ Real Estate S.r.l. (*)	Valdilana (BI)	2,000,000	Ermenegildo Zegna N.V.	—	100
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100	—
Agnona S.r.l. (**)	Milan	200,000	Ermenegildo Zegna N.V.	—	100
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60	60
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51	51
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	90	85
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	90	85
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65	65
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60	—
Foreign subsidiaries
Investindustrial Acquisition Corp. (“IIAC”)	Cayman Islands	4,944,366	Ermenegildo Zegna N.V.	100	—
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	32,291,439	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100	100
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100	100
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100	100
Fantasia (London) Limited	London (UK)	7,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100	100
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Madrid S.A.	Barcelona (Spain)	901,500	Ezeti S.L.	70	70
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100	100
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100	—
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100	100
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100	100
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100	100

Ismaco Amsterdam B. V.	Amsterdam (Netherlands)	226,890	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Korea LTD (**)	Seoul (Korea)	6,876,000,000	E.Z. Holditalia	—	100
Alan Real Estate S.A.(*)	Stabio (Switzerland)	9,200,000	EZ Real Estate S.r.l. (*)	—	100
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100	100
Ermenegildo Zegna Hong Kong LTD	Hong Kong	238,240,000	Ermenegildo Zegna N.V.	100	100
E. Zegna Trading Hong Kong LTD Taiwan Branch	Hong Kong	233,659,800	Ermenegildo Zegna Hong Kong LTD	100	100
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Consitex S.A.	100	100
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
E. Z. New Zealand LTD	Auckland (New Zealand)	3,300,000	Ermenegildo Zegna N.V.	100	100
Ezesa Argentina S.A.	Buenos Aires (Argentina)	27,246,979	Ermenegildo Zegna N.V.; Italco S.A.	100	100
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49	49
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd; Ermenegildo Zegna Far-East Pte LTD	65	65
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51	51
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V., Ismaco	100	100
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100	100
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100	100
61 West 23rd Street LLC (*)	New York, NY	12,637,342	Alan Real Estate S.A.	—	100
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	53,567,900,000	Ermenegildo Zegna N.V.	77	77
Achill Land Pty Ltd. (*)	Armidale NSW (Australia)	10,200,000	Alan Real Estate S.A.	—	60
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49	49
EZ US Holding Inc.	Wilmington (U.S.A.)	1,000,099	Consitex S.A.	100	100
E.Zegna Attica Single Member Société Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100	100
Thom Browne Inc.	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	90	85
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	90	85
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	90	85
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	90	85
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	90	85
Tailoring Luxury Co., Ltd.	Shanghai (China)	900,000	Thom Browne Trading SA	90	85
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	90	85
Thom Browne Canada	Vancouver (Canada)	1	Thom Browne Trading SA	90	85
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	90	—
Investments valued using the equity method of accounting
Italian associates and joint arrangements
Pelletteria Tizeta S.r.l.	Sesto Fiorentino (FI)	206,816	Ermenegildo Zegna N.V.	50	50
Filati Biagioli Modesto S.p.A.	Montale (PT)	7,900,000	Ermenegildo Zegna N.V.	40	—
Foreign associates and joint arrangements
Achill Station Pty Ltd.	Armidale NSW (Australia)	2,239,127	Alan Real Estate S.A.	—	60
Tom Ford International LLC	Delaware (U.S.A.)	82,366,000	EZ US Holding Inc.	15	15

Other investments valued at fair value
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67	67
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15	15
Consorzio Turistico Alpi Biellesi (*)	Valdilana (BI)	33,750	EZ Real Estate S.r.l. (*)	—	44
Sharmoon.EZ.Garments Co. Ltd	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	50	50
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	49	49
Elah Dufour S.p.A. (*)	Genova (GE)	26,650,000	E.Z. Holditalia	—	10
Bea Biella S.r.l. (*)	Busalla (GE)	130,000	EZ Real Estate S.r.l. (*)	—	22
Future 101 Design Private Ltd	New Delhi (India)	100,000	E.Z. Holditalia	—	18
_______________
(*)Disposed of as part of the Disposition, which was completed on November 1, 2021 (See Note 1 - General information, for additional details).
(**)    Reclassified as current assets held for sale in 2020 and sold in 2021 (See Note 30 - Assets and liabilities held for sale, for additional details).
The following changes in the scope of consolidation of the Group occurred during the year ended December 31, 2021:
•On January 14, 2021, the Group sold 70% of its equity stake in Agnona S.r.l. (“Agnona”) to a related party, maintaining an equity stake and a joint control, and as a result Agnona was deconsolidated from the beginning of the year. The Group disposed of the remaining 30% stake in Agnona in two tranches during September and October 2021;
•On February 16, 2021 the Group incorporated Ermenegildo Zegna Czech s.r.o., primarily to manage a franchised store in Prague that the Group converted to a DOS;
•On June 1, 2021 the Group acquired an additional 5% of Thom Browne, based on the first tranche of the put option, for a total consideration of USD 37,400 thousand (Euro 30,653 thousand), following which the Group owns 90% of the Thom Browne group. As a result, the Group derecognized a portion of the liability for the written put option on non-controlling interests in the amount of Euro 51,328 thousand and recognized a corresponding gain within finance income in the consolidated statement of profit and loss in the amount of Euro 20,675 thousand. Additionally, the equity attributable to non-controlling interests was reduced by Euro 4,037 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company;
•On June 4, 2021 the Group acquired 60% of the shares of Tessitura Ubertino S.r.l. (“Tessitura Ubertino”) and began consolidating Tessitura Ubertino. See Note 5 - Business combinations below for additional details;
•On July 14, 2021 the Group acquired 40% of the shares of Filati Biagioli Modesto S.p.A. for consideration of Euro 313 thousand;
•On July 28, 2021, the Group acquired an additional 10% interest in Lanificio from a related party for a total consideration of Euro 9,600 thousand, following which the Group owns 100% of Lanificio. As a result, the Group recognized a loss for the changes in fair value of Euro 3,523 thousand, and derecognized the liability for the written put option on non-controlling interests in the amount of Euro 9,600 thousand. Additionally, the equity attributable to non-controlling interests was reduced by Euro 4,328 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company;
•On September 2, 2021 the Group finalized the purchase of the single purpose company London Blue LLC, which holds a real estate property in London, England (previously 50% owned by the Group), for a total consideration of GBP 37,041 thousand. London Blue LLC was subsequently disposed of as part of the Disposition.
•On September 28, 2021 the Group sold a 17.5% share of Future101 Design Private Limited, a company incorporated under the laws of India, for a consideration of Euro 1,563 thousand;
•On October 1, 2021 EZ Service S.r.l. (“EZ Service”), a limited liability company based in Italy and fully owned by Ermenegildo Zegna Holditalia S.p.A., was incorporated. A branch of Ermenegildo Zegna Holditalia S.p.A. was transferred to EZ Service effective November 1, 2021. EZ Service provides a range of corporate services to both Group subsidiaries and third parties, including, among others, services related to administration, tax, legal, design, marketing, retail management and information technology;
•As part of the activities contemplated by the Business Combination, on November 1, 2021, Zegna completed the Disposition (as defined in Note 1 - General information) through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, Zegna’s real estate business, consisting of Zegna’s former subsidiary EZ Real Estate, which directly and indirectly holds substantially all of the real estate assets formerly owned by the Zegna group, as well as certain properties previously owned by Lanificio. Most of the real estate properties directly or indirectly owned by EZ Real Estate were, and continue to be, leased to Zegna also following the Disposition;
•As part of the activities contemplated by the Business Combination, in December 2021 EZ Cayman, a wholly-owned subsidiary of Zegna that was incorporated in 2021 for the purposes of the Business Combination, was merged with and into IIAC, with IIAC being the surviving entity, as a result of which IIAC became a wholly-owned subsidiary of Zegna. For additional information relating to the Business Combination please see Note 1 - General information.

Agnona S.R.L [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Percentage of equity interests in subisidiaries disposed off						70.00%			30.00%
Thom Browne [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Payment to acquire interests in subsidiaries							€ 30,653	$ 37,400
Percentage of additional interest acquired in subsidiary							5.00%	5.00%
Proportion of interest in subsidiary												90.00%
Derecognition of put option on non controlling interest												€ 51,328
Gain loss on derecognition of liability in respect of put option												20,675
Transfer from non controlling interests to equity												€ 4,037
Tessitura Ubertino S.R.L | Subsidiaries [member]
Accounting Policies [Line Items]
Percentage of additional interest acquired in subsidiary					60.00%
Filati Biagioli Modesto S.p.A [Member] | Associates [member]
Accounting Policies [Line Items]
Payment to acquire interests in associates				€ 313
Percentage of additional interest acquired in associates				40.00%
Lanificio [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Payment to acquire interests in subsidiaries			€ 9,600
Percentage of additional interest acquired in subsidiary			10.00%
Proportion of interest in subsidiary												100.00%
Derecognition of put option on non controlling interest	€ 9,600
Gain loss on derecognition of liability in respect of put option			€ 4,328
Gain (loss) change in fair value of equity investment			€ (3,523)
Future Hundred And One Design Private Limited [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Percentage of disposal of interest in subsidiaries	17.50%
Proceeds from disposal of interest in subsidiaries	€ 1,563
London Blue LLC [member] | Subsidiaries [member]
Accounting Policies [Line Items]
Payment to acquire interests in associates		€ 37,041
Percentage of additional interest acquired in associates		50.00%